PREPAID LEASES (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014
Operating Leased Assets [Line Items]
2016	$ 4,524,572	$ 3,181,613
2017	4,524,572	3,780,349
2018	4,524,572	3,780,349
2019	4,524,572	3,780,349
2020	4,524,572	3,780,349
Thereafter	11,319,859	8,838,297
Operating Leases, Future Minimum Payments Due	$ 33,942,719	$ 27,141,306